Acquisition of King's Gaming Promotion Limited (Tables) (Kings Gaming [Member])	12 Months Ended
Dec. 31, 2012
Kings Gaming [Member]
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
		Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

Schedule of Purchase Price Allocation [Table Text Block]

As of December 31, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2011	$50,857,564
Change in Fair Value of Contingent Consideration	(6,248,361)
Foreign Currency Translation Adjustment	(58,618)
Contingent Consideration as of December 31, 2011	$44,550,585
Cash Consideration Paid	(9,000,000)
Ordinary Shares Issued	(3,057,600)
Change in Fair Value of Contingent Consideration	(14,612,297)
Foreign Currency Translation Adjustment	119,312
Contingent Consideration Payable as of December 31, 2012	$18,000,000

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Total Contingent
Years Ended December 31,	Consideration

2013*	$9,000,000
2014	9,000,000
Thereafter	-
$18,000,000

*Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.

Schedule Of Business Acquisition By Acquisition Income Loss [Table Text Block]

The following is a summary of revenues, expenses and net income of King’s since the effective acquisition date (November 1, 2010) included in the consolidated results of operations for the Company during the year ended December 31, 2010:

Revenues	$4,641,331
Expenses	3,240,158
Net Income Attributable To King’s	$1,401,173

Schedule of Condensed Income Statement [Table Text Block]

The following unaudited, pro forma consolidated and combined statements of operations have been prepared assuming that the acquisition of King's occurred on January 1 of each year presented.

	Pro Forma Consolidated	Pro Forma Combined	Pro Forma Combined
	For the Year Ended	For the Year	For the Year
	Ended December 31, 2010	Ended December 31, 2009	Ended December 31, 2008

Revenues	$145,392,594	$73,291,510	$55,684,509
Expenses	106,176,729	59,517,603	39,020,641

Pro Forma Net Income Attributable
To Ordinary Shareholders	$39,215,865	$13,773,907	$16,663,868

Pro Forma Net Income Per Share
Basic	$2.53	$1.16	$1.41
Diluted	$2.08	$1.16	$1.41

Weighted average shares outstanding
Basic	15,488,367	11,850,000	11,850,000
Diluted	18,882,214	11,850,000	11,850,000